Fair value measurement (Details) - Recurring - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Assets
Total Assets	¥ 4,150	¥ 6,150
Wealth management products
Assets
Short-term investments	4,150	6,150
Level 2
Assets
Total Assets	4,150	6,150
Level 2 | Wealth management products
Assets
Short-term investments	¥ 4,150	¥ 6,150